Payments, by Government - 12 months ended Dec. 31, 2024 - USD ($)	Taxes	Fees	Total Payments
Total	$ 0	$ 1,370,000	$ 1,370,000
UNITED STATES | State of Arizona
Total		170,000	170,000
UNITED STATES | State of Arizona One
Total		310,000	310,000
UNITED STATES | Government of the Republic of Peru
Total		280,000	280,000
UNITED STATES | Government of the Republic of Peru One
Total		10,000	10,000
UNITED STATES | Government Of United States
Total		$ 600,000	$ 600,000